Share-based compensation expense - Schedule of Share-based Compensation Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments, beginning balance	$ 7,862,000	$ 6,745,000	$ 6,276,000
Expense recognized	42,928,000	1,117,000	469,000
Reserve of share-based payments, ending balance	45,447,000	7,862,000	6,745,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	33,355,000	348,000	0
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive Plan 2014	361,000	437,000	108,000
Expense recognized	361,000	437,000	108,000
Tax expense from share-based payment transactions with employees	(5,343,000)	0	0
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	7,417,000	332,000	361,000
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	35,150,000	348,000
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	33,355,000	348,000	0
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 1,795,000	$ 0	$ 0